Sales of goods (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	$ 3,211,266	$ 2,390,840	$ 1,119,370
Royalty Expense	(31,217)	(27,611)	27,188
Revenue from sale of goods	1,223,942	1,015,670	846,269
North Americ [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	287,174	213,002	79,244
South America primarily Peru [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	193,174	150,648	204,206
Asia [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	2,416,826	1,865,346	770,272
Revenue from sale of goods	77,343	94,356	21,215
Europe [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	314,092	161,844	65,648
Revenue from sale of goods	$ 91,414	$ 109,788	$ 60,549